Revenue	12 Months Ended
Jun. 30, 2019
Disclosure of revenue from contracts with customers [Abstract]
Revenue
Revenue
Deferred revenues

We record deferred revenues when cash payments are received or due in advance of our performance, including amounts which are refundable. The increase in the deferred revenue balance for twelve months ended June 30, 2019 is primarily driven by cash payments received or due in advance of satisfying our performance obligations, offset by $324.4 million of revenues recognized that were included in the deferred revenue balance as of June 30, 2018. The acquisitions contributed $3.4 million to the increase in deferred revenue balance (for more information, see Note 12).

Transaction price allocated to remaining performance obligations

IFRS 15 introduced the concept of “remaining transaction price allocated to remaining performance obligations”, which is different from unbilled deferred revenue under previous accounting guidance. Transaction price allocated to remaining performance obligations represents contracted revenue that has not yet been recognized, which includes billed but unearned revenue and unbilled amounts that will be invoiced and recognized as revenues in future periods.

As of June 30, 2019, approximately $512.6 million of revenue is expected to be recognized from transaction price allocated to remaining performance obligations. We expect to recognize revenue on approximately 91% of these remaining performance obligations over the next 12 months with the balance recognized thereafter.
Disaggregated revenue
The Group’s revenues by geographic region based on end-users who purchased our products or services are as follows:

	Fiscal Year Ended June 30,
	2019	2018	2017
	(U.S. $ in thousands)
		*As Adjusted	*As Adjusted
Americas	$603,959	$439,363	$317,432
EMEA	474,712	347,509	193,790
Asia Pacific	131,456	94,106	115,462
	$1,210,127	$880,978	$626,684

Revenues from the United States totaled approximately $529 million, $386 million, and $281 million for the fiscal years ended 2019, 2018, and 2017, respectively. Revenues from our country of domicile, the United Kingdom, totaled approximately $86 million, $63 million, and $46 million for the fiscal years ended 2019, 2018, and 2017, respectively. No one customer has accounted for more than 10% of revenue for the fiscal years ended 2019, 2018, and 2017.